Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 13,617	$ 39,036	$ 33,647	$ 32,250
Costs of sales	(11,960)	(32,726)	(28,524)	(4,977)
Gross profit	1,657	6,310	5,123	27,273
General and administrative expenses	(1,291)	(7,685)	(12,814)	(9,316)
Net gains (losses) on disposals of property, plant and equipment	38	(2,615)	1,356
Depreciation and amortization	(214)	(430)	(420)	(103)
Amortization of intangible assets	(223)	(990)	(840)	(548)
Operating (loss)/profit	(33)	(5,410)	(7,595)	17,306
Restructuring costs	(525)	(2,017)	(1,873)
Impairment of assets			(10,191)
Impairment of goodwill			(11,092)
Transaction costs				(5,800)
Finance income		4	9	13
Finance expense	(796)	(3,243)	(3,395)	(600)
(Loss)/profit before income tax	(1,354)	(10,666)	(34,137)	10,919
Income tax	(92)	(557)	6,258	(5,338)
(Loss)/profit for the period attributable to owners of the company	(1,446)	(11,223)	(27,879)	5,581
Other comprehensive income
Currency translation differences recognized directly in equity	(102)	(2,998)	222	599
Total comprehensive income for the year	$ (1,548)	$ (14,221)	$ (27,657)	$ 6,180
Earnings per share attributable to owners of the company (dollars)
Basic (in dollars per share)	$ (0.11)	$ (0.83)	$ (2.06)	$ 0.73
Diluted (in dollars per share)	$ (0.11)	$ (0.83)	$ (2.06)	$ 0.73